Revenue from Contracts with Customers - Summary of Revenues Based Geographical Segments (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue from contracts with customers	€ 144,185	€ 71,579	€ 19,677
EMEA [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	120,619	66,872	19,656
NORAM [member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	23,552	4,687	1
APAC [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	€ 14	€ 20	€ 20